Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 19, 2025	Dec. 31, 2024	Jul. 31, 2024	Mar. 31, 2024	Sep. 19, 2023
C000244439 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,005		$ 11,491		$ 11,563		$ 10,951		$ 11,176		$ 11,221	$ 11,569	$ 11,382	$ 10,000
C000258373 [Member]
Account Value [Line Items]
Accumulated Value	15,256	$ 15,688		$ 14,003		$ 12,481	10,752	$ 9,999		$ 10,000
S&P 500 Index ($17,500) [Member]
Account Value [Line Items]
Accumulated Value	17,500		$ 15,200		$ 15,889		14,636		$ 12,903		$ 13,479	$ 12,581	$ 11,920	$ 10,000
S&P 500 Index ($13,415) [Member]
Account Value [Line Items]
Accumulated Value	$ 13,415	$ 12,875		$ 12,357		$ 12,143	$ 11,220	$ 9,824		$ 10,000